Property Plant And Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant And Equipment
12.
Property, plant and equipment

	Servers and network equipment	Leasehold improve -ments	Construction in progress RMB million	Office furniture, equipment and others	Total
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
At January 1, 2021
Cost	315	67	4	66	452
Accumulated depreciation	(204)	(43)	-	(29)	(276)
Net book amount	111	24	4	37	176
Year ended December 31, 2021
Opening net book amount	111	24	4	37	176
Additions	32	81	33	46	192
Business combinations	1	-	-	1	2
Disposals	(1)	(6)	-	(21)	(28)
Depreciation charge	(59)	(19)	-	(21)	(99)
Closing net book amount	84	80	37	42	243
At December 31, 2021
Cost	344	137	37	91	609
Accumulated depreciation	(260)	(57)	-	(49)	(366)
Net book amount	84	80	37	42	243
Year ended December 31, 2022
Opening net book amount	84	80	37	42	243
Transfer from construction in progress	-	7	(7)	-	-
Additions	23	23	102	23	171
Disposals	-	(1)	-	-	(1)
Depreciation charge	(37)	(25)	-	(28)	(90)
Closing net book amount	70	84	132	37	323
At December 31, 2022
Cost	354	166	132	95	747
Accumulated depreciation	(284)	(82)	-	(58)	(424)
Net book amount	70	84	132	37	323

During the years ended December 31, 2020, 2021 and 2022, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Cost of revenues	74	66	46
Selling and marketing expenses	1	-	-
General and administrative expenses	26	33	44
	101	99	90